Item 1. Report to Shareholders

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[Graphic Omitted]

TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

Lipper High Yield Municipal Debt Funds Average   $16,189

Tax-Free High Yield Fund   $17,187

Lehman Brothers Revenue Bond Index   $18,624

                  Lehman                    Lipper
                Brothers                High Yield
                 Revenue                 Municipal                Tax-Free
                    Bond                Debt Funds              High Yield
                   Index                   Average                    Fund

2/94              10,000                    10,000                  10,000
2/95              10,154                    10,170                  10,126
2/96              11,305                    11,178                  11,202
2/97              11,972                    11,743                  11,899
2/98              13,139                    12,906                  13,139
2/99              13,926                    13,525                  13,770
2/00              13,586                    12,909                  13,026
2/01              15,276                    13,806                  14,245
2/02              16,309                    14,473                  14,997
2/03              17,485                    14,959                  15,828
2/04              18,624                    16,189                  17,187


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04                    1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Tax-Free High Yield Fund                  8.59%          4.53%          5.57%

Lipper High Yield Municipal
Debt Funds Average                        8.13           3.69           4.88

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a strong return of 8.59% during the 12 months ended February 29, 2004, surpassing the Lipper High Yield Municipal Debt Funds Average of similarly managed funds during the period, as shown in the table on the preceding page. The fund's results were largely due to our positions in hospital revenue and corporate-backed industrial and pollution control revenue bonds.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                            12-Month Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                     4.54%

Lehman Brothers Municipal Bond Index                     6.30

Lehman Brothers High Yield
Municipal Bond Index                                    16.15


As you know, the fund seeks to provide a high level of income that is exempt from federal income taxes by investing a substantial portion of the fund's net assets in medium- and lower-quality municipal bonds. We normally invest in bonds with maturities longer than 10 years.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield municipal bonds, the segment in which this fund invests, far outperformed their higher-rated counterparts in both the tax-exempt and taxable markets over the 12-month period.


Top 5 Sectors
--------------------------------------------------------------------------------

                                       Percent of    Percent of
                                       Net Assets    Net Assets
Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

Life Care/Nursing Home Revenue              15.5%         16.1%

Hospital Revenue                            17.4          15.5

Electric Revenue                            10.7          11.6

Industrial and Pollution
Control Revenue                             10.0          11.0

Lease Revenue                                5.3           8.2


The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Life care/nursing home revenue and hospital revenue securities accounted for 16.1% and 15.5% of fund assets, respectively, followed by electric revenue bonds at 11.6%, industrial and pollution control revenue bonds at 11.0%, and lease revenue obligations at 8.2%.

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio rose from 17.5 to 18.3 years, the 30-day standardized yield to maturity fell from 4.89% to 4.47% as rates declined in general, and the portfolio's weighted average quality slipped a notch from BBB+ to BBB.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $11.48        $11.83

Dividends Per Share for 12 Months            0.64          0.61

30-Day Standardized Yield to Maturity        4.89%         4.47%

Weighted Average Maturity (years)           17.5          18.3

Weighted Average
Effective Duration (years)                   6.7           5.9

Weighted Average Quality *                   BBB+           BBB


* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                Year
                               Ended
                             2/29/04   2/28/03   2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning of period          $ 11.48   $ 11.50   $ 11.56   $ 11.21   $ 12.53

Investment activities

  Net investment
  income (loss)                 0.62      0.64      0.67      0.67      0.66

  Net realized and
  unrealized gain (loss)        0.34     (0.02)    (0.07)     0.35     (1.32)

  Total from
  investment activities         0.96      0.62      0.60      1.02     (0.66)

Distributions

  Net investment income        (0.61)    (0.64)    (0.66)    (0.67)    (0.66)

NET ASSET VALUE

End of period                $ 11.83   $ 11.48   $ 11.50   $ 11.56   $ 11.21
                             ------------------------------------------------

Ratios/Supplemental Data

Total return^                   8.59%     5.54%     5.28%     9.36%    (5.41)%

Ratio of total expenses to
average net assets              0.71%     0.71%     0.71%     0.72%     0.71%

Ratio of net investment
income (loss) to average
net assets                      5.33%     5.56%     5.72%     5.89%     5.54%

Portfolio turnover rate         26.5%     30.8%     32.7%     15.1%     57.4%

Net assets, end of period
(in millions)                $  1,173  $  1,121  $  1,110  $  1,095  $  1,080

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                                Par         Value
--------------------------------------------------------------------------------
                                                                 ($ 000s)

ALABAMA  2.4%

Alexander Special Care Fac. Fin., Russell Hosp.
6.00%, 12/1/22                                                  750         753

Baldwin County Eastern Shore Hosp. Auth.

       Thomas Hosp.

             5.75%, 4/1/27                                    1,010         985

             6.75%, 4/1/21                                    1,450       1,507

Camden Ind. Dev. Board IDRB, Weyerhaeuser

             6.125%, 12/1/24                                  2,100       2,277

             6.375%, 12/1/24 #                                1,500       1,631

Courtland IDB, PCR

       Int'l. Paper

             5.90%, 2/1/17                                    3,750       3,834

             6.70%, 11/1/29 #                                 1,000       1,085

Huntsville Special Care Fac. Fin. Auth.
Redstone Village, 8.125%, 12/1/26                             4,000       3,916

Phoenix IDA, PCR, MeadWestvaco, 6.35%, 5/15/35 #              3,000       3,173

Phoenix IDB, PCR, MeadWestvaco, 6.10%, 5/15/30                2,050       2,165

Rainbow City Special Health Care Fac.
Regency Pointe, 8.125%, 1/1/21                                4,140       4,074

Selma Ind. Dev. Board PCR, Int'l. Paper,
6.70%, 2/1/18 #                                               2,000       2,232

Total Alabama (Cost  $26,203)                                            27,632


ALASKA  1.2%

Alaska HFC

       Multi-Family

             5.875%, 12/1/24 (MBIA Insured)                   2,505       2,604

             6.10%, 6/1/30                                    3,935       4,217

             6.15%, 6/1/39                                    6,300       6,747

Total Alaska (Cost  $12,441)                                             13,568


ARIZONA  1.9%

Coconino County, PCR, Nevada Power,
6.375%, 10/1/36 #                                             4,055       3,977

Maricopa County IDA, Gran Victoria Housing,
9.50%, 5/1/23                                                 4,260       4,316

Peoria IDA

       Sierra Winds Life Care

             6.25%, 8/15/14                                   2,040       2,075

             6.25%, 8/15/20                                   3,500       3,444

             6.375%, 8/15/29                                  1,250       1,206

             6.50%, 8/15/31                                   1,000         980

Tempe IDA

       Friendship Village

             6.75%, 12/1/13                                   1,950       1,980

             6.75%, 12/1/30                                   2,700       2,762

Yavapai County IDA, Yavapai Regional Medical Center
6.00%, 8/1/33                                                 1,100       1,145

Total Arizona (Cost  $21,158)                                            21,885


ARKANSAS  0.1%

Northwest Arkansas Regional Airport Auth.,
5.25%, 2/1/23 #                                               1,000       1,036

Total Arkansas (Cost  $990)                                               1,036


CALIFORNIA  9.9%

California, GO

             5.00%, 2/1/33                                   10,000       9,984

             5.50%, 11/1/33                                   5,000       5,225

             5.65%, 6/1/30                                    5,750       6,099

California Dept. of Water Resources

             5.375%, 5/1/21                                   1,925       2,053

             5.50%, 5/1/14 (AMBAC Insured) ++                 9,000      10,366

             5.75%, 5/1/17                                    3,000       3,387

California Statewide CDA, Memorial Health Services
6.00%, 10/1/23                                                2,250       2,445

Capistrano Unified School Dist., Dist. # 90-2,
6.00%, 9/1/33                                                 1,250       1,278

Chino Community Fac. Dist., Dist. # 03-2,
5.80%, 9/1/33                                                 2,560       2,554

City of Roseville

       Stoneridge Community Fac.

             6.20%, 9/1/21                                    1,250       1,313

             6.30%, 9/1/31                                    2,500       2,618


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Corona-Norco Unified School Dist. PFA,
6.125%, 9/1/34                                                3,500       3,588

East Palo Alto Redev. Agency

       Univ. Circle Gateway/101 Corridor

             6.50%, 10/1/19                                   1,000       1,093

             6.625%, 10/1/29                                  1,780       1,930

       Folsom, 5.875%, 9/1/28                                 4,000       4,073

Foothill / Eastern Transportation Corridor Agency

             Zero Coupon, 1/1/15 (Escrowed to Maturity)       2,650       1,727

             Zero Coupon, 1/1/19 (Escrowed to Maturity)      10,000       5,180

Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12                 3,000       3,102

Golden State Tobacco Securitization Corp.

       Tobacco Settlement

             5.50%, 6/1/33                                    9,100       9,311

             5.50%, 6/1/43                                    3,500       3,564

             5.625%, 6/1/38                                   8,000       8,235

Los Angeles County, Marina del Rey, COP,
6.50%, 7/1/08                                                 3,250       3,325

Orange County Community Fac. Dist.
Ladera Ranch, 5.55%, 8/15/33                                  5,500       5,571

Sacramento City Fin. Auth., Sacramento Hotel,
6.25%, 1/1/30                                                10,000      10,024

Univ. of California Regents
5.125%, 5/15/20 (AMBAC Insured)                               1,500       1,640

Vernon Electric Systems, Malburg Generating Station
5.50%, 4/1/33                                                 4,620       4,704

West Hollywood Community Dev.
East Side Redev., 5.75%, 9/1/33                               2,000       2,043

Total California (Cost  $110,581)                                       116,432


COLORADO  1.4%

Colorado Ed. & Cultural Fac. Auth.

       Excel Academy

             7.30%, 12/1/23                                   1,000         980

             7.50%, 12/1/33                                   1,750       1,711

       Peak to Peak Charter Schools

             7.50%, 8/15/21                                   1,000       1,046

             7.625%, 8/15/31                                  1,000       1,048

Colorado HFA

       Adventist Health Systems

             6.50%, 11/15/31                                  2,000       2,219

             6.625%, 11/15/26                                   500         560

       Covenant Retirement Communities, 6.125%, 12/1/33       4,900       5,106

Denver City & County Airport
5.50%, 11/15/12 (FSA Insured) #                               3,695       4,174

Total Colorado (Cost  $15,702)                                           16,844


CONNECTICUT  1.5%

Mashantucket Western Pequot Tribe

             5.50%, 9/1/28                                    5,000       5,127

             144A, 5.70%, 9/1/12                              1,000       1,074

             144A, 5.75%, 9/1/18                              1,000       1,053

             144A, 5.75%, 9/1/27                              4,000       4,133

Mohegan Tribe Indians Gaming Auth.

             6.25%, 1/1/21                                    2,500       2,721

             6.25%, 1/1/31                                    2,000       2,143

       Public Improvement, 5.125%, 1/1/23                     1,350       1,362

Total Connecticut (Cost  $16,173)                                        17,613


DELAWARE  0.5%

Delaware HFA

       Beebe Medical Center, 6.75%, 6/1/14                    3,975       4,083

       Catholic Health, 5.75%, 11/15/33                         750         795

Kent County Student Housing,
Delaware State Univ. Housing Foundation,
5.00%, 7/1/25 (ACA Insured)                                   1,100       1,115

Total Delaware (Cost  $5,774)                                             5,993


DISTRICT OF COLUMBIA  2.6%

District of Columbia

       American Geophysical Union, 5.875%, 9/1/23             1,750       1,766

       Friendship Public Charter School Dist.

             5.125%, 6/1/27 (ACA Insured)                     2,000       2,026

             5.25%, 6/1/33 (ACA Insured)                      1,000       1,023

       Henry Adams House, 6.60%, 11/1/15                      2,055       2,247

       Medlantic Health, 5.75%, 8/15/26
       (Escrowed to Maturity) (MBIA Insured)                  6,000       6,616

       Methodist Home of D.C.

             5.50%, 1/1/11                                    1,000         990

             6.00%, 1/1/20                                    3,920       3,661

District of Columbia, GO

             9.67%, 6/1/17 (FSA Insured) !!                   2,375       2,980

             9.92%, 6/1/13 (FSA Insured) !!                   4,685       6,050

             9.92%, 6/1/14 (FSA Insured) !!                   2,810       3,637

Total District of Columbia (Cost  $27,186)                               30,996


FLORIDA  3.5%

Brandy Creek Community Dev. Dist.

             5.40%, 5/1/09                                      650         652

             6.35%, 5/1/34                                    1,000       1,045

Briger Community Dev. Dist., 5.80%, 5/1/07                    1,115       1,121

Double Branch Community Dev. Dist.

             5.60%, 5/1/07                                    1,135       1,142

             6.70%, 5/1/34                                    1,500       1,602

Fishawk Community Dev. District, 5.00%, 11/1/07               5,205       5,217

Greyhawk Landing Community Dev. Dist.,
6.25%, 5/1/09                                                 3,300       3,342

Heritage Harbour South Community Dev. Dist.
5.40%, 11/1/08                                                2,920       2,952

Jacksonville IDRB, Beverly Enterprises,
7.00%, 10/1/11                                                1,670       1,761

Laguna Lakes Community Dev. Dist.

             5.25%, 11/1/07                                   2,000       2,009

             6.40%, 5/1/33                                    1,000       1,035

Lee County IDA, Cypress Cove at Healthpark
6.375%, 10/1/25                                               2,600       2,603

Middle Village Community Dev. Dist.

             5.00%, 5/1/09                                    1,225       1,228

             5.80%, 5/1/22                                    1,000       1,014

Orange County HFA

       Westminster Community Care

             6.50%, 4/1/12                                    2,350       1,861

             6.75%, 4/1/34                                    2,695       2,105

Saddlebrook Community Dev. Dist., 6.25%, 5/1/09               1,460       1,473

Seven Oaks Community Dev. Dist., 5.30%, 11/1/08               4,250       4,271

St. John's County IDA, Vicar's Landing, 6.75%, 2/15/12        4,000       4,085

Total Florida (Cost  $40,798)                                            40,518


GEORGIA  2.9%

Americus & Sumter County Hosp. Auth.

       Magnolia Manor

             6.25%, 5/15/19                                   1,000       1,002

             6.375%, 5/15/29                                  3,500       3,480

Athens - Clarke County Residential Care Fac.
Wesley Woods of Athens, 6.375%, 10/1/27                       2,500       2,211

Chatham County Hosp. Auth., Memorial Univ.
Medical Center, 6.125%, 1/1/24                                3,250       3,537

Coweta County Residential Care Fac. for the Elderly,
Wesley Woods of Newnan-Peachtree City,
8.25%, 10/1/26                                                3,145       3,295

DeKalb County Hosp. Auth.,
DeKalb Regional Healthcare System
VRDN (Currently 0.95%)                                          955         955

Municipal Electric Auth. of Georgia,
Electric Power Supply 6.25%, 1/1/17                           4,000       4,915

Rockdale County Dev. Auth.

       Pratt Industries USA

             7.40%, 1/1/16 #                                  3,455       3,474

             7.50%, 1/1/26 #                                  3,900       3,917

Savannah Economic Dev. Auth.

       Marshes of Skidaway

             6.85%, 1/1/19                                    2,240       2,288

             7.40%, 1/1/34                                    1,575       1,608

       Savannah College of Art & Design, 6.80%, 10/1/19       3,430       3,773

Total Georgia (Cost  $32,964)                                            34,455


HAWAII  0.6%

Hawaii Dept. of Budget & Fin.

       Hawaii Pacific Health, B&F Kapiolani

             6.20%, 7/1/16                                    2,000       2,107

             6.25%, 7/1/21                                    5,000       5,233

Total Hawaii (Cost  $7,037)                                               7,340

IDAHO  0.7%

Idaho Housing Agency, Single Family, 7.80%, 1/1/23 #            295         296

Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07 #         2,500       2,556

Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14          1,000       1,087

Power County PCR, FMC Corp.
Solid Waste Disposal, 6.45%, 8/1/32 #                         4,570       4,522

Total Idaho (Cost  $8,190)                                                8,461


ILLINOIS  3.9%

Aurora Economic Dev., Dreyer Medical Clinic,
8.75%, 7/1/14                                                 3,390       3,429

Chicago O'Hare Int'l. Airport, United Airlines
5.20%, 4/1/11 #*                                              4,400       1,027

Illinois Dev. Fin. Auth., PCR, Citgo Petroleum
8.00%, 6/1/32 #                                               1,750       1,875

Illinois Ed. Fac. Auth., Augustana College,
5.70%, 10/1/32                                                2,500       2,560

Illinois HFA

       Community Hosp. of Ottawa, 6.85%, 8/15/24              5,275       5,515

       Glen Oaks Medical Center
       7.00%, 11/15/19 (Escrowed to Maturity)                 3,300       3,381

       Hinsdale Hosp., 7.00%, 11/15/19
       (Escrowed to Maturity)                                 5,100       5,225

       Lutheran Senior Ministries, 7.375%, 8/15/31            4,750       4,782

       Northwest Community Healthcare
       VRDN (Currently 1.00%)                                 1,600       1,600

       Riverside Health Systems

             5.75%, 11/15/20                                  2,620       2,721

             6.00%, 11/15/32                                  4,000       4,233

             6.80%, 11/15/20                                  2,250       2,530

       Saint Benedict, 6.90%, 11/15/33                        3,500       3,531

Village of Carol Stream

       Windsor Park Manor

             7.00%, 12/1/13                                   2,000       2,070

             7.20%, 12/1/14                                   1,200       1,247

Total Illinois (Cost  $43,703)                                           45,726

INDIANA  2.4%

Goshen, Greencroft Obligated Group, 5.75%, 8/15/28            4,000       3,898

Hammond Sewage & Solid Waste, Cargill,
8.00%, 12/1/24 #                                              3,800       4,063

Indiana HFA, Clarian Health Partners
5.50%, 2/15/16 (MBIA Insured)                                 2,800       3,071

Indianapolis Airport Auth., IDRB

       Federal Express, 7.10%, 1/15/17 #                      8,000       8,339

       United Airlines, 6.50%, 11/15/31 #*                   11,628       3,488

St. Joseph County

       Madison Center

             5.45%, 2/15/17                                   3,400       3,480

             5.50%, 2/15/21                                   1,150       1,161

Total Indiana (Cost  $32,863)                                            27,500


IOWA  0.6%

Iowa Fin. Auth., Wesley Retirement Services
6.25%, 2/1/12 (Prerefunded 8/1/05!)                           2,400       2,586

Scott County, Ridgecrest Village, 7.25%, 11/15/26             4,750       4,936

Total Iowa (Cost  $7,197)                                                 7,522


KANSAS  0.7%

City of Olathe, Aberdeen Village, 8.00%, 5/15/30              2,000       2,202

Lenexa Health Care Fac., Lakeview Village,
6.875%, 5/15/32                                               1,100       1,168

Overland Park Dev. Corp., 7.375%, 1/1/32                      5,000       5,062

Total Kansas (Cost  $7,966)                                               8,432


KENTUCKY  0.6%

Florence Housing Fac., Kentucky Bluegrass
7.625%, 5/1/27 (Prerefunded 5/1/07!)                          2,500       2,995

Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/12 #                                               3,750       3,731

Total Kentucky (Cost  $6,221)                                             6,726

LOUISIANA  1.9%

Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 #          6,250       6,599

Louisiana Public Fac. Auth.

       Pendleton Memorial Methodist Hosp.

             5.25%, 6/1/17                                    4,515       5,091

             5.25%, 6/1/28                                    3,780       4,262

Plaquemines Parish IDB, PCR,
Cyprus Amax Minerals Corp.
7.25%, 10/1/09                                                1,280       1,280

West Feliciana Parish PCR, Entergy
5.65%, 9/1/28 (Tender 9/1/04)                                 5,000       5,093

Total Louisiana (Cost  $20,426)                                          22,325


MARYLAND  3.9%

Baltimore, Harborview Lot # 2, 6.50%, 7/1/31                  1,750       1,773

Gaithersburg Economic Dev., Asbury Methodist
5.50%, 1/1/15                                                 5,500       5,531

Maryland Energy Fin. Administration,
Office Paper Recycling
7.50%, 9/1/15 #                                               5,965       6,217

Maryland Economic Dev. Corp.

       Anne Arundel County Golf Course, 8.25%, 6/1/28         4,000       3,820

       Morgan State Univ. Student Housing,
       6.00%, 7/1/34                                          8,250       8,605

Maryland HHEFA

       Adventist Healthcare, 5.75%, 1/1/25                    2,750       2,837

       Carroll County General Hosp.

             5.80%, 7/1/32                                    1,500       1,588

             6.00%, 7/1/19                                    1,300       1,446

             6.00%, 7/1/26                                    1,000       1,080

       Doctor's Community Hosp., 5.50%, 7/1/24                4,905       4,905

       Univ. of Maryland College Park Student Housing
       5.75%, 6/1/31                                          2,000       2,028

Montgomery County Housing Opportunities
Commission Strathmore 8.75%, 7/1/27
(Prerefunded 7/1/04!)                                         1,970       2,057

Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 5.00%, 1/1/12 #                             3,250       3,421

Total Maryland (Cost  $42,790)                                           45,308

MASSACHUSETTS  4.3%

Massachusetts, 7.50%, 6/1/04 (Escrowed to Maturity)             985       1,002

Massachusetts, GO

             VRDN (Currently 0.99%)                           5,850       5,850

             5.50%, 12/1/09                                   1,500       1,736

             9.50%, 8/1/19 (MBIA Insured)                     5,000       6,854

       Central Artery, VRDN (Currently 0.99%)                 1,600       1,600

Massachusetts Bay Transportation Auth., GO

             7.00%, 3/1/19                                    2,500       3,291

             7.00%, 3/1/21                                    2,000       2,632

Massachusetts Dev. Fin. Agency

       Beverly Enterprises, 7.375%, 4/1/09                    2,900       2,922

       Boston Univ.

             5.375%, 5/15/39 (XLCA Insured)                   3,000       3,431

             5.45%, 5/15/59 (XLCA Insured)                    2,500       2,898

       Covanta Haverhill

             5.30%, 12/1/14 #                                 1,000         978

             6.70%, 12/1/14 #                                 2,250       2,405

Massachusetts HEFA, Partners Healthcare,
5.75%, 7/1/32                                                 3,600       3,911

Massachusetts Ind. Fin. Agency

       Bradford College, 5.625%, 11/1/28 *                    6,000           6

       Covanta Haverhill

             5.40%, 12/1/11 #                                 3,600       3,603

             5.60%, 12/1/19 #                                 2,000       1,958

       Nevins Home, 7.875%, 7/1/23                            4,835       4,859

Total Massachusetts (Cost  $49,420)                                      49,936


MICHIGAN  1.0%

Delta County Economic Dev. Corp., PCR
MeadWestvaco Corp., 6.25%, 4/15/27                            1,000       1,063

Garden City Hosp. Fin. Auth.

       Garden City Hosp.

             5.625%, 9/1/10                                   1,265       1,181

             5.75%, 9/1/17                                    1,280       1,060

Michigan Hosp. Fin. Auth., Ascension Health
5.30%, 11/15/33 (Tender 11/15/06)                             1,000       1,099

Michigan Strategic Fund, IDRB, Waste Management
5.20%, 4/1/10 #                                               6,500       7,081

Total Michigan (Cost  $10,500)                                           11,484


MINNESOTA  0.7%

Hubbard County Solid Waste Disposal, IDRB
Potlatch, 7.25%, 8/1/14 #                                     3,000       3,255

Minneapolis, Walker Methodist Senior Services
6.00%, 11/15/28                                               4,500       3,861

Minneapolis-St. Paul Metropolitan Airport
Commission IDRB Northwest Airlines,
6.50%, 4/1/25 (Tender 4/1/05) #                               1,000         953

Total Minnesota (Cost  $8,459)                                            8,069


MISSISSIPPI  1.4%

Mississippi Business Fin., PCR, Entergy, 5.90%, 5/1/22       14,325      14,432

Warren County PCR, Int'l. Paper, 6.75%, 8/1/21 #              2,000       2,209

Total Mississippi (Cost  $15,898)                                        16,641


MISSOURI  0.6%

Good Shepherd Nursing Home Dist.

             5.45%, 8/15/08                                     880         899

             5.90%, 8/15/23                                   2,000       1,792

Newton County IDA, Beverly Enterprises,
7.125%, 11/1/08                                                 810         858

Sugar Creek IDRB, LaFarge North America,
5.65%, 6/1/37 #                                               3,750       3,813

Total Missouri (Cost  $7,440)                                             7,362


MONTANA  0.3%

Montana Board of Housing, Single Family,
6.00%, 12/1/29 #                                              3,050       3,220

Total Montana (Cost  $3,050)                                              3,220


NEBRASKA  0.2%

City of Kearney

       Great Platte River Road Memorial

             Zero Coupon, 9/1/12 *                            1,583           0

             8.00%, 9/1/12                                      142         141

Nebraska Investment Fin. Auth., Single Family
6.30%, 9/1/20 #                                               2,075       2,240

Total Nebraska (Cost  $2,216)                                             2,381


NEVADA  1.6%

Clark County IDRB, PCR

       Southwest Gas

             5.45%, 3/1/38 (Tender 3/1/13)                    2,875       3,110

             5.80%, 3/1/38 (Tender 3/1/13) #                  7,545       8,256

Henderson Local Improvement Dist.
Sun City Anthem Phase II, 5.80%, 3/1/23                       2,100       2,108

Washoe County Water Fac., Sierra Pacific Power
7.50%, 3/1/36 #                                               5,000       5,014

Total Nevada (Cost  $17,521)                                             18,488


NEW HAMPSHIRE  0.6%

New Hampshire HHEFA

       Covenant Health Systems, 6.125%, 7/1/31                5,000       5,293

       Exeter Hosp., 6.00%, 10/1/24                           2,000       2,152

Total New Hampshire (Cost  $6,868)                                        7,445


NEW JERSEY  4.6%

Camden County Improvement Auth.,
Holt Hauling & Warehousing Systems,
8.00%, 6/1/27 #*                                              4,000         250

Gloucester County Improvement Auth., IDRB, Solid
Waste Management, 6.85%, 12/1/29 (Tender 12/1/09)             1,000       1,182

New Jersey Economic Dev. Auth.

       Franciscan Oaks, 5.75%, 10/1/23                        1,775       1,594

       Kapkowski Road Landfill

             5.75%, 10/1/21                                   4,225       4,374

             6.375%, 4/1/18                                   2,000       2,512

             6.375%, 4/1/31                                   2,000       2,528

       Keswick Pines

             5.70%, 1/1/18                                    1,500       1,517

             5.75%, 1/1/24                                    3,885       3,859

       Presbyterian Homes at Montgomery,
       6.375%, 11/1/31                                        4,200       4,277

       The Evergreens, 6.00%, 10/1/17                         1,300       1,333

       Winchester Gardens at Ward Homesite,
       5.80%, 11/1/31                                         1,500       1,504

New Jersey Economic Dev. Auth. IDRB, PCR
Continental Airlines, 6.25%, 9/15/19 #                        4,690       4,176

New Jersey HFFA

       Pascack Valley Hosp. Assoc.

             6.50%, 7/1/23                                    3,000       3,141

             6.625%, 7/1/36                                   2,000       2,088

       South Jersey Hosp.

             5.875%, 7/1/21                                   4,500       4,823

             6.00%, 7/1/32                                    1,130       1,193

New Jersey Sports & Exhibition Auth., Monmouth
8.00%, 1/1/25 (Prerefunded 1/1/05!)                           5,250       5,661

Tobacco Settlement Fin. Corp.

             6.75%, 6/1/39                                    3,600       3,529

             7.00%, 6/1/41                                    4,445       4,474

Total New Jersey (Cost  $54,080)                                         54,015


NEW YORK  9.0%

Brookhaven IDA, Methodist Retirement Community
4.375%, 11/1/31 (Tender 11/1/06)                              2,500       2,586

Dormitory Auth. of the State of New York

       City Univ., 5.625%, 7/1/16                             3,100       3,653

       Dept. of Health, 5.50%, 7/1/25 (MBIA Insured)          3,500       3,810

       Nyack Hosp., 6.25%, 7/1/13                             1,500       1,376

       State Univ. Ed. Fac.

             5.25%, 5/15/13                                   5,000       5,739

             5.25%, 5/15/19                                   5,000       5,676

             5.875%, 5/15/17                                  3,000       3,607

             6.00%, 7/1/14                                    2,730       3,241

Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39                                                 1,140       1,096

Metropolitan Transportation Auth., 5.25%, 11/15/32            6,000       6,370

New York City

             5.875%, 3/15/13 (Prerefunded 3/15/06!)             540         598

             6.00%, 2/15/16 (Prerefunded 2/15/05!)              705         746

             6.20%, 8/1/07 (Prerefunded 8/1/04!)                120         124

New York City, GO

             5.00%, 8/1/06                                    3,000       3,243

             5.50%, 8/1/15                                    4,810       5,416

             5.875%, 3/15/13                                  2,210       2,416

             6.25%, 8/1/09                                    7,000       7,789

New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 #         6,000       6,000

New York State Energy Research & Dev. Auth.
Consolidated Edison, 4.70%, 6/1/36 (Tender 10/1/12) #         1,500       1,536

New York State Mortgage Agency
Single Family, 5.90%, 4/1/27                                  4,000       4,219

New York State Urban Dev. Corp.,
Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                                 7,500       8,416

Niagara County IDA, American Ref-Fuel

             5.55%, 11/15/24 (Tender 11/15/13) #              1,000       1,068

             5.55%, 11/15/24 (Tender 11/15/15)                2,000       2,148

Oneida County IDA

       St. Elizabeth Medical Center

             5.625%, 12/1/09                                  1,400       1,413

             5.875%, 12/1/29                                  2,750       2,458

             6.00%, 12/1/19                                   2,520       2,361

Suffolk County IDA

       Huntington Hosp., 5.875%, 11/1/32                      2,000       2,100

       Jefferson Ferry

             7.20%, 11/1/19                                   1,250       1,314

             7.25%, 11/1/28                                   2,000       2,102

Tobacco Settlement Fin. Corp.

             5.25%, 6/1/20 (AMBAC Insured)                    5,000       5,536

             5.50%, 6/1/15                                    2,500       2,751

Yonkers IDA, 6.625%, 2/1/26                                   4,000       4,311

Total New York (Cost  $96,476)                                          105,219


NORTH CAROLINA  2.6%

North Carolina Eastern Municipal Power Agency

             5.125%, 1/1/14                                   2,000       2,152

             5.75%, 1/1/26                                    4,350       4,540

             6.75%, 1/1/26                                   10,125      11,345

North Carolina Medical Care Commission

       Deerfield Episcopal Retirement Community
       5.00%, 11/1/23                                         1,500       1,516

       Maria Parham Medical Center, 6.50%, 10/1/26            3,400       3,669

       Presbyterian Homes, 7.00%, 10/1/31                     4,000       4,292

North Carolina Municipal Power Agency, Catawba Electric
6.375%, 1/1/13                                                3,000       3,451

Total North Carolina (Cost  $28,299)                                     30,965


NORTH DAKOTA  0.6%

Grand Forks Health Care, Altru Health Systems
7.125%, 8/15/24                                               2,000       2,209

Mercer County, PCR, Basin Electric Power Co-Op.
7.20%, 6/30/13 (AMBAC Insured)                                3,500       4,454

Total North Dakota (Cost  $5,865)                                         6,663


OHIO  1.8%

Akron, Baseball, COP, 6.90%, 12/1/16                          2,200       2,418

Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29                                                  500         541

Franklin County Hosp., Children's Hosp.
VRDN (Currently 0.97%) (AMBAC Insured)                        1,870       1,870

Montgomery County Hosp.

       Catholic Health Initiatives, 6.00%, 12/1/19            3,500       3,977

       Kettering Medical Center, 6.75%, 4/1/18                2,100       2,364

Ohio Water Dev. Auth., PCR

       FirstEnergy

             6.10%, 8/1/20 #                                  2,600       2,641

             7.70%, 8/1/25                                    2,800       3,039

             8.00%, 10/1/23 #                                 3,700       3,884

Total Ohio (Cost  $19,172)                                               20,734


OKLAHOMA  1.3%

Jackson County Memorial Hosp. Auth.
Jackson County Memorial Hosp., 7.30%, 8/1/15                  6,300       6,378

Oklahoma Dev. Fin. Auth.

       Hillcrest Healthcare, 5.625%, 8/15/29                  5,000       4,013

       Inverness Village, 8.00%, 2/1/32                       4,900       4,823

Total Oklahoma (Cost  $14,491)                                           15,214


OREGON  1.0%

Oregon, COP, 5.25%, 11/1/20 (MBIA Insured)                   10,000      10,966

Western Generation Agency, Wauna Cogeneration
7.25%, 1/1/09 #                                               1,000       1,024

Total Oregon (Cost  $11,197)                                             11,990


PENNSYLVANIA  4.8%

Allegheny County Hosp. Dev. Auth.

       West Penn Allegheny Health

             9.25%, 11/15/22                                  1,000       1,097

             9.25%, 11/15/30                                  4,000       4,387

Beaver County IDA, PCR

       FirstEnergy

             4.85%, 6/1/30 (Tender 6/1/04)                    1,800       1,809

             7.75%, 5/1/20                                    2,000       2,191

Bucks County IDA

       Chandler Hall

             6.20%, 5/1/19                                    1,275       1,217

             6.30%, 5/1/29                                    7,875       7,458

Cumberland County Municipal Auth.
Wesley Affiliated Services, 7.125%, 1/1/25                    4,200       4,236

Delaware County IDA, American Ref-Fuel, 6.20%, 7/1/19         3,405       3,561

Lancaster County Hosp. Auth.
St. Anne's Home for the Aged, 6.60%, 4/1/24                   3,200       3,213

Monroe County Hosp. Auth.
Pocono Medical Center, 6.00%, 1/1/43                          4,000       4,197

Montgomery County HHEFA

       Philadelphia Geriatric Center

             7.00%, 12/1/12                                   3,360       3,581

             7.25%, 12/1/19                                   2,500       2,610

             7.375%, 12/1/33 (Prerefunded 12/1/04!)           1,900       2,007

Pennsylvania Higher Ed. Fac. Auth., Widener Univ.
5.375%, 7/15/29                                               1,000       1,025

Philadelphia Auth. for Ind. Dev.

       Paul's Run Retirement Community

             5.85%, 5/15/13                                   1,165       1,187

             5.875%, 5/15/28                                  3,340       3,229

West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32       3,750       3,920

Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23                                               5,000       5,423

Total Pennsylvania (Cost  $53,230)                                       56,348


PUERTO RICO  0.5%

Puerto Rico Highway & Transportation Auth.,
5.50%, 7/1/18                                                 5,000       5,465

Total Puerto Rico (Cost  $5,171)                                          5,465


SOUTH CAROLINA  2.0%

Connector 2000 Assoc.

             Zero Coupon, 1/1/08                              2,600       1,700

             Zero Coupon, 1/1/10                              2,900         172

             Zero Coupon, 1/1/20 (ACA Insured)                6,250       2,405

             Zero Coupon, 1/1/21 (ACA Insured)                6,100       2,221

             Zero Coupon, 1/1/24 (ACA Insured)                8,500       2,545

             Zero Coupon, 1/1/31                             21,100       1,285

Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 #         2,000       2,140

Piedmont Municipal Power Agency

             5.25%, 1/1/21                                    1,000       1,010

             5.75%, 1/1/24                                    5,000       5,003

South Carolina Public Service Auth.
5.875%, 1/1/23 (FGIC Insured)                                 5,000       5,449

Total South Carolina (Cost  $28,311)                                     23,930


TENNESSEE  1.0%

Maury County, IDRB, Occidental Petroleum
Solid waste Disposal, 6.25%, 8/1/18 #                         3,600       3,873

Montgomery County Public Building Auth., GO
VRDN (Currently 1.00%)                                        1,100       1,100

Shelby County Health Ed. & Housing Board

       The Village at Germantown

             6.375%, 12/1/13                                    700         724

             7.25%, 12/1/34                                   2,500       2,548

Sullivan County Health, Ed. & Housing
Wellmont Health Systems, 6.25%, 9/1/22                        3,100       3,337

Total Tennessee (Cost  $10,899)                                          11,582


TEXAS  9.3%

Abilene Health Fac. Dev. Corp.

       Sears Methodist Retirement

             5.875%, 11/15/18                                 2,750       2,763

             5.90%, 11/15/25                                  1,500       1,480

             6.00%, 11/15/29                                  3,500       3,420

             7.00%, 11/15/33                                  4,250       4,483

Alliance Airport Auth., Federal Express,
6.375%, 4/1/21 #                                              1,350       1,444

Amarillo Health Fac. Dev. Corp.,
Sears Panhandle Retirement
7.75%, 8/15/26 (Prerefunded 8/15/06!)                         4,800       5,636

Brazos River Auth., PCR

       Centerpoint Energy, 7.75%, 12/1/18                     5,000       5,512

       Reliant Energy, 6.375%, 4/1/12 (MBIA Insured)         10,000      10,335

       TXU Energy

             5.05%, 6/1/30 (Tender 6/19/06) #                 1,500       1,577

             5.75%, 5/1/36 (Tender 1/1/11) #                  2,475       2,688

             6.75%, 10/1/38 #                                 2,000       2,191

             7.70%, 4/1/33 #                                  4,850       5,547

Brazos River Harbor Navigation Dist., IDRB
Dow Chemical, 4.20%, 5/15/33 (Tender 5/15/05)                 2,000       2,041

Denison Hosp. Auth.

       Texoma Medical Center

             6.125%, 8/15/27                                  1,000       1,006

             7.10%, 8/15/24                                   5,005       5,130

             7.10%, 8/15/24 (Prerefunded 8/15/04!)            1,245       1,303

Gainesville IDC, Cincinnati Milacron, 8.90%, 5/15/11 #        2,170       2,176

Gulf Coast Waste Disposal Auth.,
Anheuser-Busch, 5.90%, 4/1/36 #                               6,750       7,319

Harris County Health Fac. Dev. Corp.

       Memorial Hermann Healthcare, 6.375%, 6/1/29            5,250       5,718

       Memorial Hosp., 7.125%, 6/1/15
       (Prerefunded 6/1/02!)                                  2,225       2,261

       Texas Childrens Hosp.
       VRDN (Currently 0.99%) (MBIA Insured)                  1,435       1,435

Houston, 6.40%, 6/1/27                                        4,250       4,670

Houston Airport IDRB

       Continental Airlines

             6.125%, 7/15/27 #                                4,500       3,695

             6.75%, 7/1/29 #                                  6,730       5,987

Houston Health Fac. Dev. Corp.

       Buckingham Senior Living Community

             7.00%, 2/15/23                                     500         501

             7.00%, 2/15/26                                   1,500       1,490

Port of Corpus Christi IDC, PCR
Citgo Petroleum, 8.25%, 11/1/31 #                             3,750       3,935

Sabine River Auth., TXU Energy
5.50%, 5/1/22 (Tender 11/1/11)                                4,175       4,555

San Antonio Health Fac. Dev., Beverly Enterprises
8.25%, 12/1/19                                                1,000       1,013

Texas Affordable Housing Corp., NHT\GTEX,
7.25%, 10/1/31                                                4,000       3,200

Tomball Hosp. Auth., Tomball Regional Hosp.,
6.10%, 7/1/08                                                 4,200       4,293

Total Texas (Cost  $103,292)                                            108,804


UTAH  0.6%

Tooele County PCR

       Safety-Kleen, 7.55%, 7/1/27 #*                         2,000          86

       Union Pacific, 5.70%, 11/1/26 #                        7,000       7,130

Utah Housing Fin. Agency

       Single Family

             7.60%, 7/1/05                                       25          25

             7.75%, 7/1/05                                       35          35

Total Utah (Cost  $8,929)                                                 7,276

VERMONT  0.1%

Vermont Ed. & Health Buildings Fin. Agency,
Fletcher Allen Healthcare, VR,
6.25%, 9/1/23 (FGIC Insured)                                  1,400       1,433

Total Vermont (Cost  $1,400)                                              1,433


VIRGINIA  2.4%

Amelia County IDA, Waste Management
4.90%, 4/1/27 (Tender 4/1/05) #                               5,500       5,675

Arlington County IDA, Arlington Hosp. Center,
5.50%, 7/1/10                                                 3,375       3,862

Charles County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) #                               1,500       1,725

Henrico County Economic Dev. Auth.
Virginia United Methodist Homes, 6.50%, 6/1/22                1,000       1,025

Norfolk Port & Ind. Auth. IDRB, U.S. Airways
9.625%, 8/1/12 #                                                450         378

Pocahontas Parkway Assoc.

             Zero Coupon, 8/15/10                             3,600       1,737

             Zero Coupon, 8/15/13                             2,800         973

             Zero Coupon, 8/15/14                             3,100         944

             Zero Coupon, 8/15/15                             3,200         889

             Zero Coupon, 8/15/17                             2,095         465

             Zero Coupon, 8/15/19                             2,000         355

             Zero Coupon, 8/15/22                             4,600         605

             Zero Coupon, 8/15/23                             4,700         565

Prince William County IDA

       Potomac Hosp.

             5.20%, 10/1/26                                   2,000       2,056

             5.35%, 10/1/36                                   3,925       4,063

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                                 2,350       2,540

Total Virginia (Cost  $32,234)                                           27,857


WASHINGTON  0.6%

Port of Seattle IDRB, Northwest Airlines,
7.25%, 4/1/30 #                                               3,000       2,948

Snohomish County Housing Auth.
Millwood Estates, 5.50%, 6/1/29                               3,750       3,842

Total Washington (Cost  $6,619)                                           6,790

WEST VIRGINIA  0.5%

West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
6.75%, 9/1/22 (Prerefunded 9/1/10!)                           5,000       6,294

Total West Virginia (Cost  $4,927)                                        6,294


WISCONSIN  0.8%

Badger Tobacco Asset Securitization, 6.125%, 6/1/27           1,960       1,921

Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 #       2,600       2,048

Wisconsin HEFA, National Regency of New Berlin
8.00%, 8/15/25                                                5,740       5,961

Total Wisconsin (Cost  $9,926)                                            9,930


WYOMING  0.2%

Wyoming CDA, 5.70%, 12/1/35                                   2,700       2,845

Total Wyoming (Cost  $2,700)                                              2,845

U. S. VIRGIN ISLANDS  0.2%

Virgin Islands PFA, PCR, Hovensa Refinery,
6.125%, 7/1/22                                                2,350       2,508

Total U. S. Virgin Islands (Cost  $2,357)                                 2,508


PREFERRED SHARES  0.6%

Munimae Bond Subsidiary Cum. Pfd., (Series A)
144A, 6.875%, 6/30/09 #                                       6,000       6,688

Total Preferred Shares (Cost  $6,000)                                     6,688

Total Investments in Securities

98.4% of Net Assets (Cost  $1,113,310)                               $1,153,888
                                                                     ----------

--------------------------------------------------------------------------------

Futures Contracts
($ 000s)
                                                Contract   Unrealized
                                    Expiration     Value   Gain (Loss)
                                    ----------  --------   -----------

Short, 200 U.S. Treasury 10
Year contracts, $388 par of
5.50% California Dept. of Water
Resources pledged as initial margin     3/04    $(23,075)      $ (847)

Net payments (receipts) of variation
margin to date                                                    759

Variation margin receivable (payable)
on open futures contracts                                      $  (88)
                                                               ------


  (ss.)  Denominated in U.S. dollar unless otherwise noted

      #  Interest subject to alternative minimum tax

      *  In default with respect to payment of principal and interest

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

      !  Used in determining portfolio maturity

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $12,667,000 and represents 1.1% of net assets

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $12,948,000 and represents 1.1% of net assets

    ACA  American Capital Access Financial Guaranty Corp.

  AMBAC  AMBAC Assurance Corp.

    CDA  Community Development Administration

    COP  Certificates of Participation

   FGIC  Financial Guaranty Insurance Company

    FSA  Financial Security Assurance Inc.

     GO  General Obligation

   HEFA  Health & Educational Facility Authority

    HFA  Health Facility Authority

    HFC  Housing Finance Corp.

   HFFA  Health Facility Financing Authority

  HHEFA  Health & Higher Educational Facility Authority

    IDA  Industrial Development Authority/Agency

    IDB  Industrial Development Bond

    IDC  Industrial Development Corp.

   IDRB  Industrial Development Revenue Bond

   MBIA  MBIA Insurance Corp.

    PCR  Pollution Control Revenue

    PFA  Public Facility Authority

     VR  Variable Rate

   VRDN  Variable-Rate Demand Note

   XLCA  XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Total investments in securities, at value (Cost $1,113,310)        $  1,153,888

Other assets                                                             25,783

Total assets                                                          1,179,671

Liabilities

Total liabilities                                                         6,799

NET ASSETS                                                         $  1,172,872
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      2,138

Undistributed net realized gain (loss)                                  (38,500)

Net unrealized gain (loss)                                               39,731

Paid-in-capital applicable to 99,148,362 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,169,503

NET ASSETS                                                         $  1,172,872
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      11.83
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        2/29/04
Investment Income (Loss)

Interest Income                                                     $    68,204

Expenses

  Investment management                                                   6,979

  Shareholder servicing                                                     581

  Custody and accounting                                                    227

  Registration                                                               66

  Legal and audit                                                            52

  Prospectus and shareholder reports                                         48

  Directors                                                                   8

  Miscellaneous                                                              80

  Total expenses                                                          8,041

  Expenses paid indirectly                                                   (2)

  Net expenses                                                            8,039

Net investment income (loss)                                             60,165

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,506

  Futures                                                                  (145)

  Net realized gain (loss)                                                2,361

Change in net unrealized gain (loss)

  Securities                                                             31,318

  Futures                                                                  (698)

  Change in net unrealized gain (loss)                                   30,620

Net realized and unrealized gain (loss)                                  32,981

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    93,146
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          2/29/04       2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $    60,165   $    62,184

  Net realized gain (loss)                                  2,361        (7,883)

  Change in net unrealized gain (loss)                     30,620         6,454

  Increase (decrease) in net assets from operations        93,146        60,755

Distributions to shareholders

  Net investment income                                   (59,592)      (62,060)

Capital share transactions *

  Shares sold                                             153,917       152,603

  Distributions reinvested                                 39,061        40,979

  Shares redeemed                                        (175,121)     (180,386)

  Increase (decrease) in net assets from capital
  share transactions                                       17,857        13,196

Net Assets

Increase (decrease) during period                          51,411        11,891

Beginning of period                                     1,121,461     1,109,570

End of period                                         $ 1,172,872   $ 1,121,461
                                                      -----------   -----------

*Share information

  Shares sold                                              13,323        13,340

  Distributions reinvested                                  3,382         3,581

  Shares redeemed                                         (15,206)      (15,786)

  Increase (decrease) in shares outstanding                 1,499         1,135

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At February 29, 2004, approximately 15% of the fund's net assets were invested directly in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $305,312,000 and $287,748,000, respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $59,592,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                $     74,234,000

Unrealized depreciation                                     (34,031,000)

Net unrealized appreciation (depreciation)                   40,203,000

Undistributed ordinary income                                    73,000

Undistributed tax-exempt income                                 450,000

Capital loss carryforwards                                  (37,357,000)

Paid-in capital                                           1,169,503,000

Net assets                                             $  1,172,872,000
                                                       ----------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures transactions; accordingly, $1,991,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at February 29, 2004, amortization of $1,935,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended February 29, 2004, the fund utilized $1,810,000 of capital loss carryforwards. As of February 29, 2004, the fund had $11,335,000 of capital loss carryforwards that expire in fiscal 2008, $15,713,000 that expire in fiscal 2009, and $10,309,000 that expire thereafter through fiscal 2011.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to undistributed income on which the fund paid tax. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                    $    (233,000)

Undistributed net realized gain                              103,000

Paid-in capital                                              130,000


At February 29, 2004, the cost of investments for federal income tax purposes was $1,112,838,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $567,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $490,000 for the year ended February 29, 2004, of which $42,000 was payable at period-end.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free High Yield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free High Yield Fund, Inc. (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland

March 22, 2004

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $59,395,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Tax-Free High Yield Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1983 (Tax-Exempt              real estate developers; Director, Mercantile
Money, Tax-Free               Bank (4/03 to present)
Short-Intermediate,
Tax-Free Income)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001 (all tax-free funds)

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001 (all tax-free funds)     Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003 (all tax-free funds)     and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1979 (Tax-Free Income)
1983 (Tax-Exempt Money,
Tax-Free Short-Intermediate)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies


John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Senior Advisor
1992 (all tax-free funds)     and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.



Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies


William T. Reynolds,CFA,      Director and Vice President, T. Rowe Price
CIC,                          and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1989 (Tax-Free High Yield)
1990 (Tax-Free Income)
1991 (Tax-Exempt Money)
1994 (Tax-Free Short-
Intermediate, Tax-Free
Intermediate Bond)
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1983 (Tax-Exempt Money,       Vice President, T. Rowe Price Group, Inc.;
Tax-Free Short-               Chairman of the Board and Director, T. Rowe
Intermediate, Tax-Free        Price Global Asset Management Limited, T. Rowe
Income)                       Price Global Investment Services, Inc., T. Rowe
1984 (Tax-Free High Yield)    Price Retirement Plan Services, Inc., and
1992 (Tax-Free                T. Rowe Price Services, Inc.; Chairman of the
Intermediate Bond)            Board, Director, President, and Trust Officer,
[111]                         T. Rowe Price Trust Company; Director, T. Rowe
                              Price International, Inc.; Chairman of the Board
                              (all tax-free funds)


** Each inside director serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of
1997 (all tax-free funds)     the Board, Director, and Vice President, T. Rowe
[111]                         Price Group, Inc.; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

** Each inside director serves until retirement, resignation, or election of a successor.



Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)


Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA  (1954)           Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, all tax-free funds           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, and
Tax-Free Income Funds

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Trust Company
Tax-Free High Yield, Tax-Free Income,
Tax-Free Intermediate Bond, and
Tax-Free Short-Intermediate Funds


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)


Charles B. Hill (1961)                  Vice President, T. Rowe Price and
President, Tax-Free Intermediate Bond   T. Rowe  Price Group, Inc.
and Tax-Free Short-Intermediate Funds;
Vice President, Tax-Free High Yield
and Tax-Free Income Funds

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

Marcy M. Lash (1963)                    Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Group, Inc.
Tax-Free High Yield, Tax-Free Income,
and Tax-Free Short-Intermediate Funds

Alan D. Levenson (1958)                 Vice President, T. Rowe Price
Vice President, Tax-Exempt Money Fund   and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, all tax-free funds           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
President, Tax-Exempt Money Fund        T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc., and
                                        T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price
Vice President, Tax-Free High Yield,    and T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)


Mary J. Miller, CFA (1955)              Vice  President,  T. Rowe Price and
President, Tax-Free High Yield and      T. Rowe Price Group, Inc.
Tax-Free Income Funds; Executive Vice
President, Tax-Free Intermediate Bond
Fund; Vice President, Tax-Exempt Money
and Tax-Free Short-Intermediate Funds

James M. Murphy, CFA (1967)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Tax-Free High Yield Fund                Portfolio Manager, Prudential
                                        Investments (to 2000)

Stephen P. Richter, CFA (1969)          Vice President, T. Rowe Price; formerly
Vice President, Tax-Free High Yield     Vice President, Euler ACI (to 2000)
and Tax-Free Income Funds

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, Tax-Free
Intermediate Bond and Tax-Free
Short-Intermediate Funds

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Tax-Exempt Money,       Price Group, Inc., and T. Rowe Price
Tax-Free Intermediate Bond, and         Trust Company; Director, Vice President,
Tax-Free Short-Intermediate Funds       and Chief Investment Officer,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,062                $9,487
     Audit-Related Fees                         865                    --
     Tax Fees                                 2,805                 2,399
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004